SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

Vicineum

On July 11, 2022, the Company participated in a Type B meeting with the FDA to discuss outstanding items related to the Company’s proposed protocol and statistical analysis plan design elements for an additional Phase 3 clinical trial for Vicineum for the treatment of NMIBC.

On July 15, 2022, the Company made the strategic decision to voluntarily pause further development of Vicineum in the US. The decision was based on a thorough reassessment of Vicineum, which included the incremental development timeline and associated costs for an additional Phase 3 clinical trial, following its discussions with the FDA. The Company has turned its primary focus to assessing potential strategic alternatives with the goal of maximizing shareholder value. Additionally, the Company intends to seek a partner for the further development of Vicineum.

In connection with our decision to voluntarily pause further development of Vicineum, we have commenced the process to wind down our manufacturing operations by terminating the Master Bioprocessing Services Agreement with Fujifilm Diosynth Biotechnologies U.S.A. and the Commercial Manufacturing and Supply Agreement with Baxter on July 17, 2022 and July 20, 2022, respectively. We requested that Fujifilm and Baxter cease all work under the respective agreements and refrain from incurring any additional costs or expenses. As a result of the termination, and in accordance with the terms of the Fujifilm MSA, we have the responsibility to pay Fujifilm for certain non-manufacturing stage services and current Good Manufacturing Practice batches of drug substance of Vicineum. The Company is in the process of assessing the estimated impact of the termination of the Fujifilm MSA and the Baxter CMSA.

On July 21, 2022, the Company terminated its Cooperative Research and Development Agreement with the National Cancer Institute for the development of Vicineum in combination with AstraZeneca’s immune checkpoint inhibitor durvalumab for the treatment of BCG-unresponsive NMIBC.

OUS Business Development Partnerships

In connection with the Company’s decision to voluntarily pause further development of Vicineum in the US, the Company has commenced the process to wind down its OUS business development partnerships in MENA and Turkey by providing notice of termination for the MENA License Agreement and EIP License Agreement on July 20, 2022.

2022 Restructuring Plan

On July 15, 2022, the Company approved a restructuring plan to reduce operating expenses and better align its workforce with the needs of its business following the decision to pause further development of Vicineum in the US (the “2022 Restructuring Plan”). Execution of the 2022 Restructuring Plan is expected to be substantially complete by the end of the fourth quarter of 2022. The 2022 Restructuring Plan includes an incremental reduction in the Company’s workforce as well as additional cost-saving initiatives intended to preserve capital while the Company continues to assess potential strategic alternatives with the goal of maximizing shareholder value and seek a potential partner for the further development of Vicineum. As of the filing of this Quarterly Report on Form 10-Q, the Company estimates that it will incur in the third and fourth quarters of 2022 severance and other employee-related costs of approximately $8 million.

The Company also expects to incur one-time cash costs associated with the termination of certain contracts and all other activities under the 2022 Restructuring Plan, and is in the process of assessing the estimated impact.

Sale of Legacy Technology to Roche

On July 15, 2022, the Company executed an asset purchase agreement (the “Roche Asset Purchase Agreement”) with Roche pursuant to which Roche purchased all patent rights and know-how related to the monoclonal antibody EBI-031 and all other IL-6 antagonist monoclonal antibody technology owned by the Company for up to $70 million. As a result of the Roche Asset Purchase Agreement, the Roche License Agreement was terminated resulting in no further diligence, milestone or royalty payment obligations under the Roche License Agreement. Pursuant to the Roche Asset Purchase Agreement, Roche made a $40 million payment to the Company upon execution of the Roche Asset Purchase Agreement. The Roche Asset Purchase Agreement also provides that Roche will make an additional $30 million payment to the Company upon Roche’s initiation of a Phase 3 clinical trial with EBI-031 for a defined indication if initiated prior to December 31, 2026.

Securities and Derivative Litigation

On June 30, 2022 and July 6, 2022, the Company and the plaintiffs in the Securities Litigation engaged in in-person mediation sessions in an attempt to resolve the litigation and continued to discuss a potential settlement over the following weeks. On July 19, 2022, the parties reached an agreement in principle to settle the Securities Litigation. Pursuant to that agreement, the Company and the individual defendants will pay or cause to be paid to members of the class who submit timely and valid proofs of claims. In exchange, the Lead Plaintiffs will dismiss the action and all class members who do not timely and validly opt-out of the settlement will provide broad customary releases to the Company and the individual defendants. On August 3, 2022, the parties entered into a Stipulation and Agreement of Settlement to settle the Securities Litigation, which is subject to court approval.

On July 6, 2022, the Company and the plaintiffs to the Federal Derivative Litigation and the State Derivative Litigation engaged in an in-person mediation session in an attempt to resolve the litigation, with settlement discussions continuing over the following days. On July 19, 2022, the parties reached an agreement in principle to settle the Federal Derivative Litigation, the State Derivative Litigation and other potential related derivative claims. Pursuant to that agreement, the individual defendants will cause the Company to adopt certain enhancements to the Company’s corporate governance policies and procedures. In exchange, the plaintiffs will dismiss the complaints and, on behalf of the Company, provide broad customary releases to the individual defendants. The agreement is subject to the execution of a definitive stipulation of settlement and, after notice to the Company’s stockholders, court approval.

Transfer to Nasdaq Capital Market

On July 26, 2022, the Company received approval from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) to transfer the listing of the Company’s common stock from the Nasdaq Global Market to the Nasdaq Capital Market (the “Approval”). As a result of the Approval, the Company has been granted a second 180-day grace period, or until January 23, 2023, to regain compliance with the minimum bid price requirement.

As previously disclosed, on January 24, 2022, the Company received written notice from Nasdaq indicating that the Company was not in compliance with the $1.00 minimum bid price requirement for continued listing on the Nasdaq Global Market, as set forth in Nasdaq Listing Rule 5450(a)(1). The Company was given until July 25, 2022, to regain compliance with the minimum bid price requirement. In response, the Company submitted an application to transfer the listing of its common stock from the Nasdaq Global Market to the Nasdaq Capital Market.

The Company’s common stock was transferred to the Nasdaq Capital Market effective at the opening of business on July 28, 2022 and will continue to trade under the symbol “SESN”. The Nasdaq Capital Market operates in substantially the same manner as the Nasdaq Global Market and requires that listed companies meet certain financial and liquidity requirements and comply with Nasdaq’s corporate governance requirements.

To regain compliance with the minimum bid price requirement and qualify for continued listing on the Nasdaq Capital Market, the minimum bid price per share of the Company’s common stock must be at least $1.00 for at least ten consecutive business days during the second 180-day grace period. If the Company does not regain compliance during this second grace period, its common stock would be subject to delisting by Nasdaq. As part of its transfer application, the Company notified Nasdaq that if its stock price does not recover sufficiently during the second grace period, it would implement a reverse stock split, if necessary.

20. SUBSEQUENT EVENTS

On January 7, 2022, the FDA granted the Company’s request for a Type C Meeting (“Type C Meeting”) to discuss the study protocol for an additional Phase 3 clinical trial that the Company plans to conduct for potential resubmission of a BLA for Vicineum™ for the treatment of BCG-unresponsive NMIBC. The Type C Meeting has been scheduled for March 28, 2022.

On January 24, 2022, the Company received written notice (the “Notice”) from Nasdaq indicating that the Company is not in compliance with the $1.00 minimum bid price requirement for continued listing on The Nasdaq Global Market, as set forth in Nasdaq Listing Rule 5450(a)(1). The Notice has no effect at this time on the listing of the Company’s common stock (the “Common Stock”), which continues to trade on The Nasdaq Global Market under the symbol “SESN”. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has a period of 180 calendar days, or until July 25, 2022, to regain compliance with the minimum bid price requirement. To regain compliance, the closing bid price of the Company’s Common Stock must meet or exceed $1.00 per share for a minimum of ten consecutive business days during this 180-day period.

If the Company is not in compliance by July 25, 2022, the Company may qualify for a second 180 calendar day compliance period. If the Company does not qualify for, or fail to regain, compliance during the second compliance period, then Nasdaq will notify the Company of its determination to delist the Company’s common stock, at which point the Company would have an opportunity to appeal the delisting determination to a Nasdaq hearings panel.

The Company intends to actively monitor the closing bid price of the Company’s common stock and may, if appropriate, consider implementing available options to regain compliance with the minimum bid price requirement under the Nasdaq Listing Rules.

As previously announced, the Company’s Board of Directors (the “Board”) initiated an independent internal review conducted by outside counsel with the assistance of subject matter experts focusing on the conduct of, and data generated from, the clinical trials of Vicineum for the treatment of BCG-unresponsive NMIBC, and the overall safety of Vicineum (the “Review”). The Review took place over the course of five months, involved full cooperation from the Company’s management team, a review of more than 600,000 documents, and 39 interviews of current and former employees and consultants. It is now complete. As a result of the Review, the Board continues to fully support the Company’s current management team and believes no changes or amendments relating to the Company’s prior disclosures to the SEC or the FDA relating to Vicineum, the Phase 3 VISTA trial for Vicineum for the treatment of BCG-unresponsive NMIBC, or the BLA for Vicineum are warranted. The Company intends to work cooperatively with the FDA in preparing for an additional Phase 3 clinical trial for Vicineum.